SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details)		6 Months Ended		12 Months Ended
	Mar. 10, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate		3.21%
Expected volatility		68.75%
Expected life		5 years	5 years
Expected dividend yield		0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.69%
Expected volatility			111.87%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			1.40%
Expected volatility			113.16%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	3.09%
Expected volatility	150.88%	102.69%
Expected life	2 years	8 months 15 days
Expected dividend yield	0.00%	0.00%		0.00%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate				0.23%
Expected volatility		97.55%		70.95%
Expected life		5 months 1 day		2 years
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate				0.95%
Expected volatility		103.15%		144.59%
Expected life		2 years 2 months 15 days		3 years